9 CAPITAL STOCK: Schedule of Finder's Warrants Outstanding (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Finder's Warrants Outstanding
Number of Common Shares Issuable	Weighted Average Exercise Price C$	Expiry Date
480,000	0.10	12-Mar-20
360,000	0.10	28-Mar-20
222,000	0.10	18-Apr-20
115,000	0.12	18-Apr-20
1,177,000	0.10